Supplementary Financial Statements Information (Property, Plant and Equipment, Net) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 37,429	$ 36,013
Less accumulated depreciation	17,052	15,615
Fixed assets, net	20,377	20,398
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	863	863
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14,481	14,438
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,772	11,260
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	846	785
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,222	4,760
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	281	263
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	680	630
Right Of Use Assets [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 3,284	$ 3,014